UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2015

MFS® BLENDED RESEARCH®

CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 3.8%
Northrop Grumman Corp.	46,663	$7,402,152
Textron, Inc.	185,292	8,269,582
United Technologies Corp.	102,340	11,352,576

		$27,024,310
Airlines - 0.8%
United Continental Holdings, Inc. (a)	99,959	$5,298,827

Automotive - 1.4%
Johnson Controls, Inc.	200,222	$9,916,996

Biotechnology - 3.1%
Biogen, Inc. (a)	36,918	$14,912,657
Gilead Sciences, Inc.	60,948	7,135,792

		$22,048,449
Broadcasting - 0.7%
Time Warner, Inc.	60,081	$5,251,680

Business Services - 2.9%
Accenture PLC, “A”	42,157	$4,079,954
Cognizant Technology Solutions Corp., “A” (a)	118,878	7,262,257
FleetCor Technologies, Inc. (a)	60,211	9,396,529

		$20,738,740
Cable TV - 2.6%
Charter Communications, Inc., “A” (a)	50,532	$8,653,605
Comcast Corp., “A”	163,816	9,851,894

		$18,505,499
Chemicals - 2.4%
LyondellBasell Industries N.V., “A”	102,862	$10,648,274
Monsanto Co.	58,112	6,194,158

		$16,842,432
Computer Software - 2.6%
Intuit, Inc.	94,842	$9,557,228
Microsoft Corp.	193,380	8,537,727

		$18,094,955
Computer Software - Systems - 4.6%
Apple, Inc.	166,622	$20,898,564
EMC Corp.	209,676	5,533,350
Hewlett-Packard Co.	200,974	6,031,230

		$32,463,144
Construction - 1.6%
Pulte Homes, Inc.	235,397	$4,743,250
Sherwin-Williams Co.	24,521	6,743,765

		$11,487,015
Consumer Products - 1.2%
Procter & Gamble Co.	109,468	$8,564,776

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 0.6%
General Electric Co.	154,377	$4,101,797

Electronics - 1.7%
Avago Technologies Ltd.	28,044	$3,727,889
Broadcom Corp., “A”	164,765	8,483,750

		$12,211,639
Energy - Independent - 2.9%
EOG Resources, Inc.	94,921	$8,310,334
Marathon Petroleum Corp.	228,907	11,974,125

		$20,284,459
Energy - Integrated - 3.9%
Chevron Corp.	84,299	$8,132,325
Exxon Mobil Corp.	235,849	19,622,637

		$27,754,962
Food & Beverages - 3.7%
Archer Daniels Midland Co.	127,165	$6,131,896
Coca-Cola Co.	146,582	5,750,412
General Mills, Inc.	129,705	7,227,163
Mondelez International, Inc.	168,716	6,940,976

		$26,050,447
Food & Drug Stores - 2.2%
CVS Health Corp.	144,148	$15,118,242

Gaming & Lodging - 1.1%
Royal Caribbean Cruises Ltd.	94,724	$7,453,832

General Merchandise - 1.8%
Kohl’s Corp.	144,609	$9,053,969
Target Corp.	41,367	3,376,788

		$12,430,757
Health Maintenance Organizations - 2.4%
Anthem, Inc.	45,396	$7,451,299
Centene Corp. (a)	39,770	3,197,508
Health Net, Inc. (a)	92,203	5,912,056

		$16,560,863
Insurance - 5.3%
Berkshire Hathaway, Inc., “B” (a)	15,756	$2,144,549
Everest Re Group Ltd.	33,036	6,012,882
MetLife, Inc.	213,309	11,943,171
Prudential Financial, Inc.	121,553	10,638,319
Validus Holdings Ltd.	147,461	6,486,809

		$37,225,730
Internet - 4.2%
Facebook, Inc., “A “ (a)	59,273	$5,083,549
Google, Inc., “A” (a)	23,702	12,800,028
Google, Inc., “C” (a)	7,761	4,039,678
LinkedIn Corp., “A” (a)	36,337	7,508,314

		$29,431,569

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 1.4%
Electronic Arts, Inc. (a)	152,121	$10,116,047

Machinery & Tools - 1.4%
Illinois Tool Works, Inc.	38,652	$3,547,867
Joy Global, Inc.	99,511	3,602,298
Roper Technologies, Inc.	16,769	2,891,982

		$10,042,147
Major Banks - 6.6%
Goldman Sachs Group, Inc.	62,664	$13,083,617
JPMorgan Chase & Co.	290,378	19,676,013
Wells Fargo & Co.	241,784	13,597,932

		$46,357,562
Medical Equipment - 2.9%
Abbott Laboratories	162,214	$7,961,463
Medtronic PLC	168,335	12,473,624

		$20,435,087
Network & Telecom - 1.9%
Cisco Systems, Inc.	490,818	$13,477,862

Oil Services - 0.6%
Ensco PLC, “A”	201,575	$4,489,075

Other Banks & Diversified Financials - 3.8%
American Express Co.	62,777	$4,879,028
Citigroup, Inc.	223,404	12,340,837
Discover Financial Services	161,791	9,322,397

		$26,542,262
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	195,907	$13,035,652
Johnson & Johnson	105,232	10,255,911
Merck & Co., Inc.	258,377	14,709,403
Pfizer, Inc.	346,841	11,629,579

		$49,630,545
Railroad & Shipping - 1.3%
Union Pacific Corp.	98,412	$9,385,552

Real Estate - 1.1%
Iron Mountain, Inc., REIT	102,391	$3,174,121
Public Storage, Inc., REIT	26,318	4,852,250

		$8,026,371
Restaurants - 1.3%
Brinker International, Inc.	64,134	$3,697,325
YUM! Brands, Inc.	57,476	5,177,438

		$8,874,763
Specialty Stores - 4.8%
Amazon.com, Inc. (a)	18,557	$8,055,408
AutoZone, Inc. (a)	16,636	11,094,548
Best Buy Co., Inc.	176,363	5,751,197
Ross Stores, Inc.	179,891	8,744,502

		$33,645,655

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	52,717	$4,917,969

Telephone Services - 1.9%
Frontier Communications Corp.	471,330	$2,333,084
Verizon Communications, Inc.	230,973	10,765,652

		$13,098,736
Tobacco - 1.7%
Philip Morris International, Inc.	141,596	$11,351,751
Reynolds American, Inc.	9,886	738,089

		$12,089,840
Utilities - Electric Power - 2.6%
AES Corp.	460,207	$6,102,345
American Electric Power Co., Inc.	138,128	7,316,640
Edison International	88,750	4,932,725

		$18,351,710
Total Common Stocks		$694,342,303

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	6,892,222	$6,892,222
Total Investments		$701,234,525

Other Assets, Less Liabilities - 0.5%		3,264,722
Net Assets - 100.0%		$704,499,247

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$694,342,303	$—	$—	$694,342,303
Mutual Funds	6,892,222	—	—	6,892,222
Total Investments	$701,234,525	$—	$—	$701,234,525

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$631,933,602
Gross unrealized appreciation	85,243,592
Gross unrealized depreciation	(15,942,669)
Net unrealized appreciation (depreciation)	$69,300,923

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,990,212	231,836,347	(233,934,337)	6,892,222

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,658	$6,892,222

6

QUARTERLY REPORT

June 30, 2015

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.3%
Aerospace - 1.9%
L-3 Communications Holdings, Inc.	230,445	$26,127,856
MTU Aero Engines Holding AG	164,145	15,439,457
Rockwell Collins, Inc.	272,403	25,156,417

		$66,723,730
Airlines - 1.1%
Alaska Air Group, Inc.	277,038	$17,849,558
Delta Air Lines, Inc.	490,572	20,152,698

		$38,002,256
Alcoholic Beverages - 0.9%
Molson Coors Brewing Co.	438,572	$30,616,713

Apparel Manufacturers - 1.2%
Polo Ralph Lauren Corp.	119,136	$15,768,841
PVH Corp.	220,950	25,453,440

		$41,222,281
Automotive - 2.7%
BorgWarner Transmission Systems, Inc.	421,849	$23,977,897
Delphi Automotive PLC	293,276	24,954,855
Harley-Davidson, Inc.	415,364	23,405,761
LKQ Corp. (a)	747,061	22,594,860

		$94,933,373
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. (a)	163,183	$11,269,418

Broadcasting - 1.2%
Interpublic Group of Companies, Inc.	1,001,130	$19,291,775
Nielsen Holdings B.V.	531,863	23,811,507

		$43,103,282
Brokerage & Asset Managers - 2.3%
Affiliated Managers Group, Inc. (a)	94,377	$20,630,812
NASDAQ OMX Group, Inc.	883,977	43,146,917
TD Ameritrade Holding Corp.	487,760	17,959,323

		$81,737,052
Business Services - 3.9%
Amdocs Ltd.	395,388	$21,584,231
Brenntag AG	296,594	17,005,725
Equifax, Inc.	176,217	17,108,909
Fidelity National Information Services, Inc.	494,979	30,589,702
IMS Health Holdings, Inc. (a)	615,290	18,858,639
Realogy Holdings Corp. (a)	510,172	23,835,236
Univar, Inc. (a)	305,190	7,944,096

		$136,926,538
Chemicals - 0.7%
Celanese Corp.	365,426	$26,266,821

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.5%
Symantec Corp.	734,979	$17,088,262

Computer Software - Systems - 3.8%
Ingram Micro, Inc., “A” (a)	1,033,835	$25,876,890
NCR Corp. (a)	505,579	15,217,928
NICE Systems Ltd., ADR	263,678	16,767,284
Sabre Corp.	1,105,909	26,320,634
Western Digital Corp.	214,039	16,784,938
Xerox Corp.	3,047,844	32,429,060

		$133,396,734
Construction - 2.8%
Armstrong World Industries, Inc. (a)	443,920	$23,652,058
Fortune Brands Home & Security, Inc.	477,947	21,899,532
Owens Corning	416,620	17,185,575
Stanley Black & Decker, Inc.	342,219	36,015,128

		$98,752,293
Consumer Products - 2.0%
Newell Rubbermaid, Inc.	1,157,273	$47,575,493
Sensient Technologies Corp.	314,477	21,491,358

		$69,066,851
Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	522,855	$13,175,946

Containers - 1.4%
Graphic Packaging Holding Co.	1,310,208	$18,251,197
Greif, Inc., “A”	322,998	11,579,478
Owens-Illinois, Inc. (a)	768,859	17,637,625

		$47,468,300
Electrical Equipment - 2.0%
Pentair PLC	374,927	$25,776,231
Tyco International PLC	639,015	24,589,297
WESCO International, Inc. (a)	259,628	17,820,866

		$68,186,394
Electronics - 3.0%
Analog Devices, Inc.	400,800	$25,725,348
Avago Technologies Ltd.	87,549	11,637,889
Freescale Semiconductor Ltd. (a)	346,085	13,833,017
Keysight Technologies, Inc. (a)	635,449	19,819,654
Microchip Technology, Inc.	467,108	22,152,597
NVIDIA Corp.	572,016	11,503,242

		$104,671,747
Energy - Independent - 5.2%
Cimarex Energy Co.	163,046	$17,985,604
CONSOL Energy, Inc.	470,019	10,218,213
Energen Corp.	357,629	24,426,061
EQT Corp.	265,782	21,618,708
Hess Corp.	411,268	27,505,604
HollyFrontier Corp.	407,112	17,379,611
Memorial Resource Development Corp. (a)	825,952	15,668,309

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Noble Energy, Inc.	345,958	$14,765,487
PDC Energy, Inc. (a)	283,087	15,184,787
SM Energy Co.	328,496	15,150,236

		$179,902,620
Food & Beverages - 6.6%
Bunge Ltd.	306,974	$26,952,317
Coca-Cola Enterprises, Inc.	735,971	31,970,580
Flowers Foods, Inc.	741,348	15,679,510
Ingredion, Inc.	334,533	26,699,079
J.M. Smucker Co.	205,587	22,287,687
Kellogg Co.	338,300	21,211,410
McCormick & Co., Inc.	276,760	22,403,722
Pinnacle Foods, Inc.	708,799	32,278,706
Snyders-Lance, Inc.	462,953	14,939,493
Tyson Foods, Inc., “A”	336,391	14,340,348

		$228,762,852
Food & Drug Stores - 0.9%
Empire Co. Ltd.	210,641	$14,835,940
Rite Aid Corp. (a)	1,864,978	15,572,566

		$30,408,506
General Merchandise - 0.6%
Kohl’s Corp.	332,255	$20,802,486

Health Maintenance Organizations - 0.9%
Cigna Corp.	197,323	$31,966,326

Insurance - 7.0%
Arthur J. Gallagher & Co.	525,561	$24,859,035
Everest Re Group Ltd.	154,441	28,109,806
Hanover Insurance Group, Inc.	238,981	17,691,763
Hartford Financial Services Group, Inc.	716,197	29,772,309
Lincoln National Corp.	509,351	30,163,766
Symetra Financial Corp.	980,210	23,691,676
Third Point Reinsurance Ltd. (a)	951,526	14,035,009
Unum Group	808,079	28,888,824
Validus Holdings Ltd.	537,054	23,625,007
XL Group PLC	638,129	23,738,399

		$244,575,594
Machinery & Tools - 3.6%
Allison Transmission Holdings, Inc.	1,307,538	$38,258,562
Eaton Corp. PLC	425,952	28,747,500
Joy Global, Inc.	251,860	9,117,332
Oshkosh Corp.	319,727	13,550,030
Regal Beloit Corp.	237,500	17,240,125
SPX Corp.	242,095	17,525,257

		$124,438,806
Major Banks - 2.2%
Comerica, Inc.	397,647	$20,407,244
Huntington Bancshares, Inc.	2,647,214	29,939,990
KeyCorp	1,769,808	26,582,516

		$76,929,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 2.0%
MedAssets, Inc. (a)	402,374	$8,876,370
Owens & Minor, Inc.	311,894	10,604,396
Quest Diagnostics, Inc.	349,725	25,362,057
Universal Health Services, Inc.	173,598	24,668,276

		$69,511,099
Medical Equipment - 5.8%
Agilent Technologies, Inc.	521,104	$20,104,192
Cooper Cos., Inc.	95,193	16,941,498
DENTSPLY International, Inc.	490,100	25,264,655
Masimo Corp. (a)	279,539	10,829,341
PerkinElmer, Inc.	716,264	37,704,137
St. Jude Medical, Inc.	392,637	28,689,986
STERIS Corp.	219,414	14,139,038
Teleflex, Inc.	192,052	26,013,443
Zimmer Biomet Holdings, Inc.	217,639	23,772,708

		$203,458,998
Metals & Mining - 0.2%
United States Steel Corp.	390,797	$8,058,234

Natural Gas - Distribution - 1.8%
NiSource, Inc.	572,480	$26,099,363
NorthWestern Corp.	460,023	22,426,121
Spectra Energy Corp.	391,851	12,774,343

		$61,299,827
Natural Gas - Pipeline - 0.4%
Plains GP Holdings LP	490,187	$12,666,432

Oil Services - 1.3%
Cameron International Corp. (a)	352,876	$18,480,116
Forum Energy Technologies, Inc. (a)	723,920	14,681,098
Frank’s International N.V.	637,134	12,003,605

		$45,164,819
Other Banks & Diversified Financials - 7.2%
BB&T Corp.	787,421	$31,740,941
Citizens Financial Group, Inc.	1,075,242	29,364,859
Discover Financial Services	599,162	34,523,714
Fifth Third Bancorp	2,103,344	43,791,622
M&T Bank Corp.	157,857	19,721,075
Northern Trust Corp.	249,873	19,105,290
PrivateBancorp, Inc.	755,885	30,099,341
SunTrust Banks, Inc.	446,800	19,221,336
TCF Financial Corp.	1,420,846	23,600,252

		$251,168,430
Pharmaceuticals - 1.2%
Endo International PLC (a)	333,608	$26,571,877
Impax Laboratories, Inc. (a)	351,794	16,154,380

		$42,726,257
Real Estate - 4.2%
Annaly Mortgage Management, Inc., REIT	980,868	$9,014,177
Corporate Office Properties Trust, REIT	813,976	19,160,995

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
DDR Corp., REIT	966,103	$14,935,952
EPR Properties, REIT	402,123	22,028,298
Equity Lifestyle Properties, Inc., REIT	296,383	15,583,818
Medical Properties Trust, Inc., REIT	1,998,992	26,206,785
Mid-America Apartment Communities, Inc., REIT	287,880	20,960,543
Plum Creek Timber Co. Inc., REIT	491,769	19,951,068

		$147,841,636
Restaurants - 1.1%
Aramark	673,239	$20,850,212
DineEquity, Inc.	163,534	16,204,584

		$37,054,796
Specialty Chemicals - 3.5%
Akzo Nobel N.V.	300,830	$21,890,265
Albemarle Corp.	432,019	23,877,690
Axalta Coating Systems Ltd. (a)	934,200	30,903,336
H.B. Fuller Co.	541,650	22,001,823
Valspar Corp.	286,378	23,431,448

		$122,104,562
Specialty Stores - 2.5%
AutoZone, Inc. (a)	43,502	$29,011,484
Bed Bath & Beyond, Inc. (a)	315,387	21,755,395
Gap, Inc.	274,620	10,482,245
Sally Beauty Holdings, Inc. (a)	854,796	26,994,458

		$88,243,582
Telephone Services - 1.0%
Frontier Communications Corp.	3,605,136	$17,845,423
Quebecor, Inc., “B”	627,904	15,695,086

		$33,540,509
Trucking - 0.2%
UTi Worldwide, Inc. (a)	745,134	$7,443,889

Utilities - Electric Power - 5.8%
AES Corp.	2,461,729	$32,642,527
CMS Energy Corp.	699,308	22,265,967
DTE Energy Co.	367,607	27,438,186
Dynegy, Inc. (a)	414,325	12,119,006
Eversource Energy	493,667	22,417,418
NRG Energy, Inc.	848,238	19,407,685
OGE Energy Corp.	424,800	12,136,536
Pinnacle West Capital Corp.	511,798	29,116,188
Public Service Enterprise Group, Inc.	678,085	26,635,179

		$204,178,692
Total Common Stocks		$3,394,856,693

Convertible Preferred Stocks - 0.6%
Telephone Services - 0.6%
Frontier Communications Corp., 11.125% (a)	208,300	$20,809,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	69,129,245	$69,129,245
Total Investments		$3,484,795,108

Other Assets, Less Liabilities - 0.1%		3,595,393
Net Assets - 100.0%		$3,488,390,501

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,415,665,863	$—	$—	$3,415,665,863
Mutual Funds	69,129,245	—	—	69,129,245
Total Investments	$3,484,795,108	$—	$—	$3,484,795,108

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $54,335,446 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,006,498,461
Gross unrealized appreciation	558,535,412
Gross unrealized depreciation	(80,238,765)
Net unrealized appreciation (depreciation)	$478,296,647

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,505,866	814,199,955	(795,576,576)	69,129,245

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$55,352	$69,129,245

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 14, 2015

*	Print name and title of each signing officer under his or her signature.